CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Consolidated Balance Sheet (Details) - GBP (£)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		£ 92,441,726		£ 77,571,230
Accumulated deficit	£ (147,995,954)	(88,718,782)	£ (84,682,514)	(72,360,763)
As reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		91,756,709		77,196,909
Accumulated deficit		(88,033,765)		(71,986,442)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary shares		685,017		374,321
Accumulated deficit		£ (685,017)		£ (374,321)